Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust I
Entity Central Index Key	0000770540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000167845
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class A
Trading Symbol	ESGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$60	1.21%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
AssetsNet	$ 659,133,355
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,880,653
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$659,133,355
  # of Portfolio Holdings (including overnight repurchase agreements)53
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,880,653

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.4%
Commercial Services & Supplies	3.4%
Specialty Retail	3.8%
Life Sciences Tools & Services	3.9%
Machinery	4.2%
Pharmaceuticals	4.8%
Electrical Equipment	5.7%
Chemicals	5.8%
Financial Services	6.1%
Health Care Equipment & Supplies	6.4%
Electric Utilities	6.6%
Software	9.4%
Semiconductors & Semiconductor Equipment	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.5%
Japan	3.0%
United Kingdom	3.0%
Spain	3.2%
Germany	3.3%
France	4.1%
Canada	4.2%
Netherlands	4.6%
Taiwan	4.7%
United States	65.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Mastercard, Inc., Class A	3.7%
Microsoft Corp.	3.5%
Palo Alto Networks, Inc.	3.4%
Eli Lilly & Co.	3.2%
Iberdrola SA	3.2%
ASML Holding NV	3.0%
Broadcom, Inc.	2.7%
Vertiv Holdings Co., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000167846
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class C
Trading Symbol	ESGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$98	1.96%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%
AssetsNet	$ 659,133,355
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,880,653
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$659,133,355
  # of Portfolio Holdings (including overnight repurchase agreements)53
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,880,653

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.4%
Commercial Services & Supplies	3.4%
Specialty Retail	3.8%
Life Sciences Tools & Services	3.9%
Machinery	4.2%
Pharmaceuticals	4.8%
Electrical Equipment	5.7%
Chemicals	5.8%
Financial Services	6.1%
Health Care Equipment & Supplies	6.4%
Electric Utilities	6.6%
Software	9.4%
Semiconductors & Semiconductor Equipment	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.5%
Japan	3.0%
United Kingdom	3.0%
Spain	3.2%
Germany	3.3%
France	4.1%
Canada	4.2%
Netherlands	4.6%
Taiwan	4.7%
United States	65.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Mastercard, Inc., Class A	3.7%
Microsoft Corp.	3.5%
Palo Alto Networks, Inc.	3.4%
Eli Lilly & Co.	3.2%
Iberdrola SA	3.2%
ASML Holding NV	3.0%
Broadcom, Inc.	2.7%
Vertiv Holdings Co., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000190736
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class N
Trading Symbol	ESGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 659,133,355
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,880,653
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$659,133,355
  # of Portfolio Holdings (including overnight repurchase agreements)53
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,880,653

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.4%
Commercial Services & Supplies	3.4%
Specialty Retail	3.8%
Life Sciences Tools & Services	3.9%
Machinery	4.2%
Pharmaceuticals	4.8%
Electrical Equipment	5.7%
Chemicals	5.8%
Financial Services	6.1%
Health Care Equipment & Supplies	6.4%
Electric Utilities	6.6%
Software	9.4%
Semiconductors & Semiconductor Equipment	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.5%
Japan	3.0%
United Kingdom	3.0%
Spain	3.2%
Germany	3.3%
France	4.1%
Canada	4.2%
Netherlands	4.6%
Taiwan	4.7%
United States	65.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Mastercard, Inc., Class A	3.7%
Microsoft Corp.	3.5%
Palo Alto Networks, Inc.	3.4%
Eli Lilly & Co.	3.2%
Iberdrola SA	3.2%
ASML Holding NV	3.0%
Broadcom, Inc.	2.7%
Vertiv Holdings Co., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000167847
Shareholder Report [Line Items]
Fund Name	Mirova Global Megatrends Fund
Class Name	Class Y
Trading Symbol	ESGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mirova Global Megatrends Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$48	0.96%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 659,133,355
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,880,653
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$659,133,355
  # of Portfolio Holdings (including overnight repurchase agreements)53
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$2,880,653

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	20.4%
Commercial Services & Supplies	3.4%
Specialty Retail	3.8%
Life Sciences Tools & Services	3.9%
Machinery	4.2%
Pharmaceuticals	4.8%
Electrical Equipment	5.7%
Chemicals	5.8%
Financial Services	6.1%
Health Care Equipment & Supplies	6.4%
Electric Utilities	6.6%
Software	9.4%
Semiconductors & Semiconductor Equipment	19.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	4.5%
Japan	3.0%
United Kingdom	3.0%
Spain	3.2%
Germany	3.3%
France	4.1%
Canada	4.2%
Netherlands	4.6%
Taiwan	4.7%
United States	65.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	6.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Mastercard, Inc., Class A	3.7%
Microsoft Corp.	3.5%
Palo Alto Networks, Inc.	3.4%
Eli Lilly & Co.	3.2%
Iberdrola SA	3.2%
ASML Holding NV	3.0%
Broadcom, Inc.	2.7%
Vertiv Holdings Co., Class A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000094872
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class A
Trading Symbol	NOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$66	1.32%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 246,697,371
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 771,464
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$246,697,371
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$771,464

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.1%
Short-Term Investments	3.2%
Household Products	3.5%
Software	4.2%
Chemicals	4.2%
Pharmaceuticals	4.2%
Insurance	4.4%
Broadline Retail	5.1%
Beverages	5.4%
Hotels, Restaurants & Leisure	5.5%
Machinery	5.6%
Trading Companies & Distributors	8.0%
Banks	8.1%
Textiles, Apparel & Luxury Goods	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.1%
Switzerland	3.0%
Korea	4.7%
Japan	5.5%
Netherlands	7.7%
United States	8.1%
United Kingdom	15.6%
France	20.9%
Germany	22.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
BNP Paribas SA	3.4%
adidas AG	3.1%
Compass Group PLC	2.9%
Sunbelt Rentals Holdings, Inc.	2.7%
Symrise AG	2.7%
Accor SA	2.6%
SAP SE	2.5%
Reckitt Benckiser Group PLC	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
DSV AS	2.3%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094873
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class C
Trading Symbol	NOICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$103	2.08%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.08%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 246,697,371
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 771,464
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$246,697,371
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$771,464

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.1%
Short-Term Investments	3.2%
Household Products	3.5%
Software	4.2%
Chemicals	4.2%
Pharmaceuticals	4.2%
Insurance	4.4%
Broadline Retail	5.1%
Beverages	5.4%
Hotels, Restaurants & Leisure	5.5%
Machinery	5.6%
Trading Companies & Distributors	8.0%
Banks	8.1%
Textiles, Apparel & Luxury Goods	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.1%
Switzerland	3.0%
Korea	4.7%
Japan	5.5%
Netherlands	7.7%
United States	8.1%
United Kingdom	15.6%
France	20.9%
Germany	22.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
BNP Paribas SA	3.4%
adidas AG	3.1%
Compass Group PLC	2.9%
Sunbelt Rentals Holdings, Inc.	2.7%
Symrise AG	2.7%
Accor SA	2.6%
SAP SE	2.5%
Reckitt Benckiser Group PLC	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
DSV AS	2.3%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190734
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class N
Trading Symbol	NIONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$52	1.04%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 246,697,371
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 771,464
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$246,697,371
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$771,464

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.1%
Short-Term Investments	3.2%
Household Products	3.5%
Software	4.2%
Chemicals	4.2%
Pharmaceuticals	4.2%
Insurance	4.4%
Broadline Retail	5.1%
Beverages	5.4%
Hotels, Restaurants & Leisure	5.5%
Machinery	5.6%
Trading Companies & Distributors	8.0%
Banks	8.1%
Textiles, Apparel & Luxury Goods	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.1%
Switzerland	3.0%
Korea	4.7%
Japan	5.5%
Netherlands	7.7%
United States	8.1%
United Kingdom	15.6%
France	20.9%
Germany	22.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
BNP Paribas SA	3.4%
adidas AG	3.1%
Compass Group PLC	2.9%
Sunbelt Rentals Holdings, Inc.	2.7%
Symrise AG	2.7%
Accor SA	2.6%
SAP SE	2.5%
Reckitt Benckiser Group PLC	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
DSV AS	2.3%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190735
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark International Fund
Class Name	Class Y
Trading Symbol	NOIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$53	1.06%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 246,697,371
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 771,464
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$246,697,371
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate30%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$771,464

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.1%
Short-Term Investments	3.2%
Household Products	3.5%
Software	4.2%
Chemicals	4.2%
Pharmaceuticals	4.2%
Insurance	4.4%
Broadline Retail	5.1%
Beverages	5.4%
Hotels, Restaurants & Leisure	5.5%
Machinery	5.6%
Trading Companies & Distributors	8.0%
Banks	8.1%
Textiles, Apparel & Luxury Goods	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Country Weightings

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	12.1%
Switzerland	3.0%
Korea	4.7%
Japan	5.5%
Netherlands	7.7%
United States	8.1%
United Kingdom	15.6%
France	20.9%
Germany	22.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
BNP Paribas SA	3.4%
adidas AG	3.1%
Compass Group PLC	2.9%
Sunbelt Rentals Holdings, Inc.	2.7%
Symrise AG	2.7%
Accor SA	2.6%
SAP SE	2.5%
Reckitt Benckiser Group PLC	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
DSV AS	2.3%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Material Fund Change Expenses [Text Block]

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.73% on the first $1 billion of assets, and 0.70% thereafter. The sub-advisory fee rate as a percentage of average daily net assets will be 0.50% on the first $1 billion of assets, and 0.45% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018161
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class A
Trading Symbol	NEFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$52	1.06%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
AssetsNet	$ 1,157,855,419
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 4,080,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,157,855,419
  # of Portfolio Holdings (including overnight repurchase agreements)74
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$4,080,214

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.9%
Insurance	3.2%
Pharmaceuticals	3.2%
Entertainment	3.6%
Broadline Retail	3.7%
Oil, Gas & Consumable Fuels	4.2%
Automobiles	4.7%
Beverages	5.1%
Financial Services	5.5%
Capital Markets	6.4%
Banks	6.5%
Semiconductors & Semiconductor Equipment	7.5%
Software	7.5%
Interactive Media & Services	8.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.7%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.8%
Citigroup, Inc.	2.2%
Keurig Dr. Pepper, Inc.	2.1%
Salesforce, Inc.	2.1%
Monster Beverage Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018163
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class C
Trading Symbol	NECCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$89	1.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.81%
AssetsNet	$ 1,157,855,419
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 4,080,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,157,855,419
  # of Portfolio Holdings (including overnight repurchase agreements)74
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$4,080,214

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.9%
Insurance	3.2%
Pharmaceuticals	3.2%
Entertainment	3.6%
Broadline Retail	3.7%
Oil, Gas & Consumable Fuels	4.2%
Automobiles	4.7%
Beverages	5.1%
Financial Services	5.5%
Capital Markets	6.4%
Banks	6.5%
Semiconductors & Semiconductor Equipment	7.5%
Software	7.5%
Interactive Media & Services	8.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.7%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.8%
Citigroup, Inc.	2.2%
Keurig Dr. Pepper, Inc.	2.1%
Salesforce, Inc.	2.1%
Monster Beverage Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000190732
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class N
Trading Symbol	NESNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$37	0.76%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,157,855,419
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 4,080,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,157,855,419
  # of Portfolio Holdings (including overnight repurchase agreements)74
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$4,080,214

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.9%
Insurance	3.2%
Pharmaceuticals	3.2%
Entertainment	3.6%
Broadline Retail	3.7%
Oil, Gas & Consumable Fuels	4.2%
Automobiles	4.7%
Beverages	5.1%
Financial Services	5.5%
Capital Markets	6.4%
Banks	6.5%
Semiconductors & Semiconductor Equipment	7.5%
Software	7.5%
Interactive Media & Services	8.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.7%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.8%
Citigroup, Inc.	2.2%
Keurig Dr. Pepper, Inc.	2.1%
Salesforce, Inc.	2.1%
Monster Beverage Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018164
Shareholder Report [Line Items]
Fund Name	Natixis U.S. Equity Opportunities Fund
Class Name	Class Y
Trading Symbol	NESYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$40	0.81%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 1,157,855,419
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 4,080,214
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,157,855,419
  # of Portfolio Holdings (including overnight repurchase agreements)74
  Portfolio Turnover Rate14%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$4,080,214

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	30.9%
Insurance	3.2%
Pharmaceuticals	3.2%
Entertainment	3.6%
Broadline Retail	3.7%
Oil, Gas & Consumable Fuels	4.2%
Automobiles	4.7%
Beverages	5.1%
Financial Services	5.5%
Capital Markets	6.4%
Banks	6.5%
Semiconductors & Semiconductor Equipment	7.5%
Software	7.5%
Interactive Media & Services	8.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
NVIDIA Corp.	5.7%
Alphabet, Inc., Class A	5.1%
Amazon.com, Inc.	3.7%
Tesla, Inc.	3.5%
Meta Platforms, Inc., Class A	2.9%
Netflix, Inc.	2.8%
Citigroup, Inc.	2.2%
Keurig Dr. Pepper, Inc.	2.1%
Salesforce, Inc.	2.1%
Monster Beverage Corp.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018172
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class A
Trading Symbol	NEFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$66	1.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,523,241,726
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 6,003,150
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,523,241,726
  # of Portfolio Holdings (including overnight repurchase agreements)67
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,003,150

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.4%
Exchange-Traded Funds	4.8%
Aerospace & Defense	3.0%
Trading Companies & Distributors	3.2%
Gas Utilities	3.3%
Capital Markets	3.5%
Life Sciences Tools & Services	4.4%
Chemicals	4.7%
Insurance	4.8%
Machinery	5.1%
Specialty Retail	5.7%
Hotels, Restaurants & Leisure	5.9%
Banks	16.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
iShares Russell 2000 Value ETF	4.8%
Revvity, Inc.	2.6%
Sensient Technologies Corp.	2.6%
Carlisle Cos., Inc.	2.6%
Garrett Motion, Inc.	2.4%
GATX Corp.	2.4%
Cushman & Wakefield Ltd.	2.3%
Valmont Industries, Inc.	2.2%
Coca-Cola Consolidated, Inc.	2.2%
Valvoline, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000018174
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class C
Trading Symbol	NEJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$105	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,523,241,726
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 6,003,150
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,523,241,726
  # of Portfolio Holdings (including overnight repurchase agreements)67
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,003,150

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.4%
Exchange-Traded Funds	4.8%
Aerospace & Defense	3.0%
Trading Companies & Distributors	3.2%
Gas Utilities	3.3%
Capital Markets	3.5%
Life Sciences Tools & Services	4.4%
Chemicals	4.7%
Insurance	4.8%
Machinery	5.1%
Specialty Retail	5.7%
Hotels, Restaurants & Leisure	5.9%
Banks	16.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
iShares Russell 2000 Value ETF	4.8%
Revvity, Inc.	2.6%
Sensient Technologies Corp.	2.6%
Carlisle Cos., Inc.	2.6%
Garrett Motion, Inc.	2.4%
GATX Corp.	2.4%
Cushman & Wakefield Ltd.	2.3%
Valmont Industries, Inc.	2.2%
Coca-Cola Consolidated, Inc.	2.2%
Valvoline, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190733
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class N
Trading Symbol	VSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$50	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,523,241,726
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 6,003,150
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,523,241,726
  # of Portfolio Holdings (including overnight repurchase agreements)67
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,003,150

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.4%
Exchange-Traded Funds	4.8%
Aerospace & Defense	3.0%
Trading Companies & Distributors	3.2%
Gas Utilities	3.3%
Capital Markets	3.5%
Life Sciences Tools & Services	4.4%
Chemicals	4.7%
Insurance	4.8%
Machinery	5.1%
Specialty Retail	5.7%
Hotels, Restaurants & Leisure	5.9%
Banks	16.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
iShares Russell 2000 Value ETF	4.8%
Revvity, Inc.	2.6%
Sensient Technologies Corp.	2.6%
Carlisle Cos., Inc.	2.6%
Garrett Motion, Inc.	2.4%
GATX Corp.	2.4%
Cushman & Wakefield Ltd.	2.3%
Valmont Industries, Inc.	2.2%
Coca-Cola Consolidated, Inc.	2.2%
Valvoline, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069268
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Small Cap Fund
Class Name	Class Y
Trading Symbol	NEJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Small Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$53	1.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,523,241,726
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 6,003,150
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,523,241,726
  # of Portfolio Holdings (including overnight repurchase agreements)67
  Portfolio Turnover Rate96%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$6,003,150

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.4%
Exchange-Traded Funds	4.8%
Aerospace & Defense	3.0%
Trading Companies & Distributors	3.2%
Gas Utilities	3.3%
Capital Markets	3.5%
Life Sciences Tools & Services	4.4%
Chemicals	4.7%
Insurance	4.8%
Machinery	5.1%
Specialty Retail	5.7%
Hotels, Restaurants & Leisure	5.9%
Banks	16.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
iShares Russell 2000 Value ETF	4.8%
Revvity, Inc.	2.6%
Sensient Technologies Corp.	2.6%
Carlisle Cos., Inc.	2.6%
Garrett Motion, Inc.	2.4%
GATX Corp.	2.4%
Cushman & Wakefield Ltd.	2.3%
Valmont Industries, Inc.	2.2%
Coca-Cola Consolidated, Inc.	2.2%
Valvoline, Inc.	2.1%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets was reduced from 0.85% to 0.83%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments